FI - Liabilities measured at fair value on recurring basis (Details 3) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Liabilities
Due to banks	SFr 523	SFr 490
Customer deposits	3,899	3,656
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	18,114	32,398
Obligation to return securities received as collateral	25,993	28,511
Trading liabilities	51,692	49,054
Short-term borrowings	2,996	3,112
Long-term debt	73,070	80,002
Other liabilities	10,097	11,745
Netting impact	(305,300)	(255,100)
Recurring basis
Liabilities
Due to banks	523	490
Customer deposits	3,899	3,656
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	18,114	32,398
Obligation to return securities received as collateral	25,993	28,511
Trading liabilities	51,692	49,054
Trading liabilities, measured at net asset value per share	5	6
Short-term borrowings	2,996	3,112
Long-term debt	73,070	80,002
Other liabilities	10,097	11,745
Netting impact	(305,278)	(254,943)
Total liabilities at fair value	186,384	208,968
Total liabilities at fair value, measured at net asset value per share	5	6
Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	3,648	4,590
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	6,874	6,760
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	53,472	47,990
Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,870	2,073
Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	4,219	4,547
Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	1,781	13,839
Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	1,069	984
Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	1,029	1,304
Trading liabilities	7,995	8,405
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	4,127	4,541
Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	451	261
Trading liabilities	3,614	3,643
Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	24,964	27,207
Trading liabilities	16,651	17,104
Trading liabilities, measured at net asset value per share	5	6
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	27,046	23,545
Netting impact	(304,349)	(254,206)
Recurring basis | Other liabilities
Liabilities
Netting impact	(929)	(737)
Level 1 | Recurring basis
Liabilities
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	25,380	27,952
Trading liabilities	27,698	24,061
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	0
Total liabilities at fair value	53,078	52,013
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	0	0
Level 1 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	465	811
Trading liabilities	3,553	4,100
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,488	4,050
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	0	0
Trading liabilities	32	30
Level 1 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	24,915	27,141
Trading liabilities	16,452	16,899
Level 1 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	7,693	3,062
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	2,829	671
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	75	82
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0	0
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	4,787	2,299
Level 2 | Recurring basis
Liabilities
Due to banks	523	490
Customer deposits	3,572	3,402
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	18,114	32,398
Obligation to return securities received as collateral	613	559
Trading liabilities	323,605	274,578
Short-term borrowings	2,888	3,040
Long-term debt	60,536	65,879
Other liabilities	9,193	9,999
Total liabilities at fair value	419,044	390,345
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	3,648	4,590
Level 2 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	6,234	6,396
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	42,183	38,066
Level 2 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,273	1,435
Level 2 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	4,219	4,547
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	1,773	10,642
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	564	530
Level 2 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	564	493
Trading liabilities	4,430	4,289
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	639	491
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	451	261
Trading liabilities	3,570	3,597
Level 2 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	49	66
Trading liabilities	189	154
Level 2 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	318,986	270,135
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	209,076	160,026
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	71,641	70,382
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	12,130	15,522
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	24,798	22,515
Level 3 | Recurring basis
Liabilities
Due to banks	0	0
Customer deposits	327	254
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	4,733	4,615
Short-term borrowings	108	72
Long-term debt	12,534	14,123
Other liabilities	1,833	2,483
Total liabilities at fair value	19,535	21,547
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0	0
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	640	364
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	11,289	9,924
Level 3 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	597	638
Level 3 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0	0
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	8	3,197
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	505	454
Level 3 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	0	0
Trading liabilities	12	16
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	0	0
Trading liabilities	12	16
Level 3 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	0	0
Trading liabilities	5	45
Level 3 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	4,716	4,554
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	543	578
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	436	329
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	1,904	1,757
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	SFr 1,236	SFr 1,347